Related Parties - Schedule of Remuneration to Related Parties (Detail) R in Millions		2 Months Ended	3 Months Ended			4 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended				21 Months Ended
	Aug. 01, 2024 ZAR (R) shares	Feb. 28, 2025	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Dec. 31, 2023	Dec. 31, 2025 AUD ($)	Aug. 31, 2025 AUD ($)	Dec. 31, 2024	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024	Jun. 01, 2024 AUD ($) instalment
Disclosure of transactions between related parties [line items]
- Salaries and wages										$ 503,600,000		$ 405,400,000	$ 399,700,000
Share-based payments										25,400,000		4,400,000	$ 9,100,000
Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										1,235,100		1,067,600
Board fees committee fees										513,300		479,300
Total										1,748,400		1,546,900
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										17,295,900		13,240,300
- Salaries and wages										4,924,900		6,035,400
Pension fund contributions										409,000.0		660,500
Cash incentive										5,866,500		1,638,900
Other										1,738,700		3,350,700
Share-based payments										4,356,800		1,554,800
Y Suleman | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										258,000.0		232,000.0
Board fees committee fees										0		0
Total										258,000.0		232,000.0
P Bacchus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										37,400		91,400
Board fees committee fees										34,300		90,600
Total										71,700		182,000.0
S Reid
Disclosure of transactions between related parties [line items]
Subsidiary board fee			$ 9,360									34,400
S Reid | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										67,100		151,000.0
Board fees committee fees										0		0
Total										67,100		151,000.0
T Goodlace | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		81,200
Board fees committee fees										60,800		52,600
Total										154,400		133,800
A Andani
Disclosure of transactions between related parties [line items]
Subsidiary board fee										86,630		81,460
A Andani | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		91,400
Board fees committee fees										68,000.0		81,000.0
Total										161,600		172,400
P Sibiya | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		81,200
Board fees committee fees										76,000.0		63,300
Total										169,600		144,500
J McGill | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										138,200		91,400
Board fees committee fees										29,600		72,300
Total										167,800		163,700
C Bitar | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		91,400
Board fees committee fees										57,800		52,000.0
Total										151,400		143,400
C Smit | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		81,200
Board fees committee fees										62,000.0		52,900
Total										155,600		134,100
Z Bassa | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		37,700
Board fees committee fees										62,100		10,300
Total										155,700		48,000.0
S McCrae | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										93,600		37,700
Board fees committee fees										53,300		4,300
Total										146,900		42,000.0
J MacKenzie | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										39,600
Board fees committee fees										4,500
Total										44,100
M Rawlinson | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees										39,600
Board fees committee fees										4,900
Total										44,500
Executive directors | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										5,005,000		1,999,900
- Salaries and wages										1,517,800		1,254,600
Pension fund contributions										50,600		52,200
Cash incentive										2,078,500		448,600
Other										8,500		23,400
Share-based payments										1,349,600		221,100
M Fraser
Disclosure of transactions between related parties [line items]
Salary paid										324,480		312,000
M Fraser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										3,827,400		1,707,200
- Salaries and wages										1,113,100		943,100
Pension fund contributions										28,800		26,800
Cash incentive										1,600,100		335,400
Other										200		0
Share-based payments										1,085,200		401,900
A Dall
Disclosure of transactions between related parties [line items]
Salary paid										150,000
Percentage of fixed remuneration for acting allowance		0.20						0.20
A Dall | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										1,177,600		224,700
- Salaries and wages										404,700		117,100
Pension fund contributions										21,800		17,500
Cash incentive										478,400		61,400
Other										8,300		28,700
Share-based payments										264,400		0
P Schmidt
Disclosure of transactions between related parties [line items]
Salary paid												74,067
P Schmidt | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												292,700
- Salaries and wages												311,500
Pension fund contributions												25,400
Cash incentive												113,200
Other												23,400
Share-based payments												(180,800)
Prescribed officers | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										12,290,900		11,240,400
- Salaries and wages										3,407,100		4,780,800
Pension fund contributions										358,400		608,300
Cash incentive										3,788,000		1,190,300
Other										1,730,200		3,327,300
Share-based payments										3,007,200		1,333,700
M Preece | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										1,662,200		1,423,200
- Salaries and wages										452,200		628,100
Pension fund contributions										22,100		30,700
Cash incentive										530,100		202,300
Other										276,600		900
Share-based payments										381,200		561,200
B Mokoatle | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												657,400
- Salaries and wages												297,500
Pension fund contributions												80,500
Cash incentive												112,300
Other												500
Share-based payments												166,600
L Rivera | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										2,018,400		1,978,100
- Salaries and wages										379,700		839,600
Pension fund contributions										154,200		202,400
Cash incentive										0		0
Other										1,262,900		520,500
Share-based payments										221,600		415,600
N Chohan | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												358,600
- Salaries and wages												218,200
Pension fund contributions												33,600
Cash incentive												77,600
Other												64,200
Share-based payments												(35,000.0)
S Mathews | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												(55,100)
- Salaries and wages												104,200
Pension fund contributions												6,000.0
Cash incentive												46,200
Other												30,000.0
Share-based payments												(241,500)
R Bardien | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												203,900
- Salaries and wages												23,200
Pension fund contributions												3,200
Cash incentive												0
Other												388,900
Share-based payments												(211,400)
J Mortoti | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												1,378,300
- Salaries and wages												360,700
Pension fund contributions												55,900
Cash incentive												0
Other												1,113,700
Share-based payments												(152,000.0)
K Carter | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										1,708,900		949,000.0
- Salaries and wages										513,500		497,900
Pension fund contributions										26,600		26,200
Cash incentive										517,400		139,100
Other										1,000.0		8,300
Share-based payments										650,400		277,500
J Magagula | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										1,165,800		673,400
- Salaries and wages										317,200		293,000.0
Pension fund contributions										55,700		50,700
Cash incentive										417,300		105,500
Other										0		0
Share-based payments										$ 375,600		224,200
M Steyn
Disclosure of transactions between related parties [line items]
- Salaries and wages				$ 642,940					$ 771,528
Local inflationary salary increase										3.70%	3.70%
Second instalment amount															$ 178,571
Sign-on payment															$ 1,200,000
Annual sign-on payment instalments | instalment															3
M Steyn | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										$ 1,615,200		925,700
- Salaries and wages										525,700		305,100
Pension fund contributions										26,600		15,600
Cash incentive										642,900		72,600
Other										115,400		442,600
Share-based payments										304,600		89,800
C Gratias
Disclosure of transactions between related parties [line items]
Salary paid										161,200		46,746
Reallocation and sign-on payment | R	R 7.4
Target requirement (in percentage)	1
C Gratias | American Depositary Shares
Disclosure of transactions between related parties [line items]
Shares acquired and commited (in shares) | shares	20,000
C Gratias | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										1,432,200		786,000.0
- Salaries and wages										478,700		134,300
Pension fund contributions										18,300		6,500
Cash incentive										608,600		47,200
Other										200		598,000.0
Share-based payments										326,400		0
G Lotz
Disclosure of transactions between related parties [line items]
Percentage of fixed remuneration for acting allowance		0.20			0.20
G Lotz | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										446,100		425,700
- Salaries and wages										54,100		205,000.0
Pension fund contributions										9,600		36,100
Cash incentive										163,500		73,000.0
Other										12,700		58,000.0
Share-based payments										$ 206,200		53,600
J Ricciardone
Disclosure of transactions between related parties [line items]
Percentage of fixed remuneration for acting allowance														0.15
J Ricciardone | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total												372,000.0
- Salaries and wages												221,800
Pension fund contributions												17,200
Cash incentive												102,000.0
Other												31,000.0
Share-based payments												0
F Swanepoel
Disclosure of transactions between related parties [line items]
- Salaries and wages						$ 900,051	$ 782,653
Local inflationary salary increase										3.70%	3.70%
Exertion allowance											$ 60,607
F Swanepoel | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										$ 1,713,900		939,500
- Salaries and wages										575,300		535,100
Pension fund contributions										26,600		26,200
Cash incentive										649,000.0		151,100
Other										39,100		42,000.0
Share-based payments										423,900		$ 185,100
J Sander | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total										528,200
- Salaries and wages										110,700
Pension fund contributions										18,700
Cash incentive										259,200
Other										22,300
Share-based payments										$ 117,300